Leases - Summary of Components of Lease Cost (Parenthetical) (Details) - 12 months ended Dec. 31, 2019 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Lessee Disclosure [Abstract]
Short-term lease cost	¥ 357	$ 51